Note 6 - Notes Payable (Details Textual) - Sucampo Note [Member] - USD ($)	Feb. 01, 2023	Jun. 15, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt		$ 6,200,000	$ 4,300,000	$ 5,400,000	$ 6,400,000
Debt Instrument, Face Amount		$ 6,200,000
Long-Term Debt, Gross			4,200,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Periodic Payment		$ 1,000,000
Repayments of Long-Term Debt	$ 1,000,000
Interest Paid, Including Capitalized Interest, Operating and Investing Activities	260,000
Interest Payable	$ 295,000		$ 87,000	$ 238,000	$ 243,000